Other Comprehensive Income/(Loss) (Details 1) (USD $) In Thousands, unless otherwise specified	1 Months Ended	11 Months Ended	12 Months Ended			1 Months Ended	11 Months Ended	12 Months Ended			1 Months Ended	11 Months Ended	12 Months Ended			11 Months Ended			1 Months Ended	8 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Jun. 07, 2013	Dec. 29, 2013	Apr. 28, 2013	Apr. 29, 2012	Apr. 27, 2011	Jun. 07, 2013 H.J. Heinz Holding Corporation [Member]	Dec. 29, 2013 H.J. Heinz Holding Corporation [Member]	Apr. 28, 2013 H.J. Heinz Holding Corporation [Member]	Apr. 29, 2012 H.J. Heinz Holding Corporation [Member]	Apr. 27, 2011 H.J. Heinz Holding Corporation [Member]	Jun. 07, 2013 Noncontrolling Interest [Member]	Dec. 29, 2013 Noncontrolling Interest [Member]	Apr. 28, 2013 Noncontrolling Interest [Member]	Apr. 29, 2012 Noncontrolling Interest [Member]	Apr. 27, 2011 Noncontrolling Interest [Member]	Dec. 29, 2013 Successor [Member]	Dec. 29, 2013 Successor [Member] H.J. Heinz Holding Corporation [Member]	Dec. 29, 2013 Successor [Member] Noncontrolling Interest [Member]	Jun. 07, 2013 Predecessor [Member]	Dec. 23, 2012 Predecessor [Member]	Apr. 28, 2013 Predecessor [Member]	Apr. 29, 2012 Predecessor [Member]	Apr. 27, 2011 Predecessor [Member]	Jun. 07, 2013 Predecessor [Member] H.J. Heinz Holding Corporation [Member]	Apr. 28, 2013 Predecessor [Member] H.J. Heinz Holding Corporation [Member]	Jun. 07, 2013 Predecessor [Member] Noncontrolling Interest [Member]	Apr. 28, 2013 Predecessor [Member] Noncontrolling Interest [Member]
Comprehensive Income (Loss) [Line Items]
Net loss																$ (77,021)			$ (195,571)	$ 722,331	$ 1,012,903	$ 923,159	$ 989,510
Loss from continuing operations																(71,718)			(192,697)		1,027,333	939,908	1,005,948	(195,571)	1,012,903	2,874	14,430
Foreign currency translation adjustments																128,941	140,242	(11,301)	(97,863)		(228,980)			(93,780)	(213,259)	(4,083)	(15,721)
Net deferred (losses) on net investment hedges from periodic revaluations																(117,694)	(117,694)	0	0		0			0	0	0	0
Net pension and post-retirement benefit gains/ (losses)																102,452	102,464	(12)	0		(189,302)	(258,079)	77,298	0	(189,294)	0	(8)
Reclassification of net pension and post-retirement benefit losses to net income																0	0	0	7,266		54,833	56,813	53,353	7,291	54,833	(25)	0
Net deferred gains/(losses) on derivatives from periodic revaluations																111,196	110,686	510	(1,059)		(11,743)	30,377	9,395	(1,099)	(11,736)	40	(7)
Net deferred (gains)/losses on derivatives reclassified to earnings																(2,743)	(2,688)	(55)	6,552		29,608	(13,811)	(20,794)	6,551	29,646	1	(38)
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest																150,434	155,989	(5,555)	(277,801)		681,749	377,717	1,693,076	(276,608)	683,093	(1,193)	(1,344)
Tax expenses benefits associated with components of other comprehensive income
Foreign currency translation adjustments	116	422	(115)	180	(1,158)	116	422	(115)	180	(1,158)	0	0	0	0	0
Net change in fair value of net investment hedges		72,903					72,903					0
Net pension and post-retirement benefit gains/(losses)		39,682	(75,526)	112,674	(25,656)		39,682	(75,526)	112,665	(25,670)		0	0	9	14
Reclassification of net pension and post-retirement benefit losses to net income	(2,958)		23,694	25,070	25,276	(2,958)		23,694	25,070	25,276	0		0	0	0
Net change in fair value of cash flow hedges	(364)	67,376	17,714	(17,761)	(10,216)	(377)	67,210	17,712	(17,770)	(10,348)	13	166	2	9	132
Net hedging gains/losses reclassified into earnings	$ (2,883)	$ (1,523)	$ 25,941	$ (10,664)	$ (14,958)	$ (2,882)	$ (1,505)	$ 25,954	$ (10,756)	$ (15,149)	$ (1)	$ (18)	$ (13)	$ 92	$ 191